Detail of Selected Balance Sheet Accounts (Details) - Schedule of detail of selected balance sheet accounts - USD ($)	Dec. 31, 2020	Dec. 31, 2019
PREPAID EXPENSES
Prepaid Royalties	$ 1,255,081
Prepaid Insurance	112,397	690
Other Prepaid Expenses	19,647	26,772
Other Current Assets	3,295,000
TOTAL PREPAID EXPENSES	4,682,125	27,462
ACCRUED EXPENSES
Accrued Expenses and Construction Costs	5,957,250	34,840
Accrued Interest	589,788
TOTAL ACCRUED EXPENSES	$ 6,547,038	$ 34,840